Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Company received a determination letter from the Internal Revenue Service ("IRS") dated September 21, 2020 stating that the Plan is qualified under Section 401(a) of the Code. Subsequent to the Plan's September 21, 2020 execution, the Plan was amended and restated November 16, 2020. The Plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan is qualified and the related trust is tax exempt as of December 31, 2025.

GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits in progress for any tax periods.